                     GOLDMAN SACHS VARIABLE INSURANCE TRUST
                               ----------------

                      Supplement dated October 1, 1999 to
                          Prospectus dated May 1, 1999

  Under "Service Providers," subsection "Value Team," Paul D. Farrell should be removed and the following portfolio manager should be added:


                                                   Years
                                                 Primarily    Five Year Employment
    Name and Title      Fund Responsibility     Responsible          History
------------------------------------------------------------------------------------
  Eileen Rominger    Senior Portfolio Manager--    Since    Ms. Rominger joined the
   Managing Director Growth and Income             1999     Investment Adviser as a
                     Mid Cap Value                          senior
                                                            portfolio manager in
                                                            1999. From 1981 to 1999,
                                                            she worked at
                                                            Oppenheimer Capital,
                                                            most recently as a
                                                            senior portfolio
                                                            manager.


  Under "Service Providers," subsection "Growth Equity Investment Team," the following portfolio manager should be added:


                                        Years
                                      Primarily
  Name and Title Fund Responsibility Responsible  Five Year Employment History
-------------------------------------------------------------------------------
  Scott Kolar    Portfolio Manager--    Since    Mr. Kolar joined the
   Associate     Capital Growth         1999     Investment Adviser as an
                                                 equity analyst
                                                 in 1997 and became a portfolio
                                                 manager in 1999.
                                                 From 1994 to 1997, he was an
                                                 equity analyst and information
                                                 systems specialist at Liberty.